Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cost Of Sales [Member]
Shipping and handling cost	$ 33,569	$ 127,785	$ 137,863	$ 0
General And Administrative Expense [Member]
Advertising cost			$ 2,153	$ 0